Subsidiary Entities and Subsidiary Companies	6 Months Ended
Jun. 30, 2022
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Subsidiary Entities and Subsidiary Companies
NOTE 5. SUBSIDIARY ENTITIES AND SUBSIDIARY COMPANIES
As of June 30, 2022 and December 31, 2021, the Subsidiary Entities consolidated in these financial statements include Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics.
As of June 30, 2022 and December 31, 2021, the consolidated Subsidiary Companies are as follows:

•	P.M.I. Holdings, B.V. (“PMI HBV”) (i)(iii)(x)(xi)

•	P.M.I. Trading, DAC. (“PMI Trading”) (i)(iii)(vii)

•	P.M.I. Holdings Petróleos España, S.L.U. (“HPE”) (i)(iii)(v)

•	P.M.I. Services North America, Inc. (“PMI SUS”) (i)(iii)(vi)

•	P.M.I. Norteamérica, S.A. de C.V. (“PMI NASA”) (i)(iii)(iv)

•	P.M.I. Comercio Internacional, S. A. de C. V. (“PMI CIM”) (i)(ii)(iv)

•	PMI Campos Maduros SANMA, S. de R. L. de C. V. (“SANMA”) (iii)(iv)

•	Pro-Agroindustria, S.A. de C. V. (“AGRO”) (iii)(iv)

•	PTI Infraestructura de Desarrollo, S.A. de C.V. (“PTI ID”) (iii)(iv)

•	P.M.I. Servicios Portuarios Transoceánico, S.A. de C.V. (“PMI SP”) (i)(iii)(iv)

•	Pemex Procurement International, Inc. (“PPI”) (iii)(vi)

•	Pemex Finance Limited. (“FIN”) (iii)(ix)

•	Mex Gas Internacional, S.L. (“MGAS”) (iii)(iv)

•	Pemex Desarrollo e Inversión Inmobiliaria, S.A. de C.V. (“PDII”) (iii)(iv)

•	Kot Insurance Company, AG. (“KOT”) (iii)(viii)

•	PPQ Cadena Productiva, S.L.U. (“PPQCP”) (iii)(iv)

•	I.I.I. Servicios, S.A. de C.V. (“III Servicios”) (iii)(iv)

•	PMI Ducto de Juárez, S. de R.L. de C.V. (“PMI DJ”) (i)(iii)(iv)

•	PMX Fertilizantes Holding, S.A de C.V. (“PMX FH”) (iii)(iv)

•	PMX Fertilizantes Pacífico, S.A. de C.V. (“PMX FP”) (iii)(iv)

•	Grupo Fertinal, S.A. de C.V. (“GP FER”) (iii)(iv)

•	Compañía Mexicana de Exploraciones, S.A. de C.V. (“COMESA”) (ii)(iv)

•	P.M.I. Trading México, S.A. de C.V. (“TRDMX”) (i)(iii)(iv)

•	Holdings Holanda Services, B.V. (“HHS”) (iii)(xi)

•	Deer Park Refining Limited Partnership (“Deer Park” or “DPRLP”) (vi)(xii)

i.	Member Company of the “PMI Subsidiaries”.

ii.	Non-controlling interest company (98.33% in PMI CIM and 60.0% in COMESA)

iii.	Petróleos Mexicanos owns 100.0% of the interests in this Subsidiary Company.

iv.	Operates in Mexico

v.	Operates in Spain

vi.	Operates in the United States of America

vii.	Operates in Ireland

viii.	Operates in Switzerland

ix.	Operates in the Cayman Islands

x.	This company was liquidated in December 2021.

xi.	Operates in the Netherlands

xii.	This company is consolidated as of January 2022.